Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
This section provides information about the relationship between compensation actually paid to our Principal Executive Officer and other named executive officers and certain financial performance measures of the Company. For purposes of this section, the amount of compensation actually paid to our Principal Executive Officer and other named executive officers is determined using the valuation methods prescribed by the SEC in Item 402(v) of Regulation S-K. Although the rules describe such amount as compensation actually paid, these amounts are not reflective of the taxable compensation actually paid to our named executive officers in a covered year. As described in more detail below, to determine the amount of compensation actually paid in a covered year, Item 402(v) of Regulation S-K requires that in each covered year we (1) deduct the grant date value of equity awards reported in the Stock Awards or Option Awards columns in the Summary Compensation Table from the Total column in the Summary Compensation Table; (2) add, for awards granted in the covered year, the fair value of the equity awards (i) as of the end of a covered year or (ii) as of the vesting date, as applicable; and (3) add or subtract, for awards granted in, and outstanding at the end of, a prior year (i) the change in the fair value from the end of the prior year to the end of the current year or (ii) from the end of the prior year to the date the awards vest in the covered year, as applicable.
	PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (TSR) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2022	22,363,007	7,541,531	1,935,773	1,445,358	LSXMA	81.32	81.00	2,029	3,941
					LSXMB	80.21
					LSXMK	81.28
					FWONA	122.04
					FWONK	130.06
					BATRA	110.19
					BATRK	109.11
2021	21,575,769	48,418,806	1,773,064	2,806,889	LSXMA	105.19	115.71	744	3,481
					LSXMB	105.20
					LSXMK	105.63
					FWONA	135.54
					FWONK	137.58
					BATRA	96.96
					BATRK	95.13
2020	47,123,063	40,074,674	2,738,499	2,198,120	LSXMA	89.35	115.31	(1,391)	2,247
					LSXMB	88.97
					LSXMK	90.38
					FWONA	86.77
					FWONK	92.68
					BATRA	83.88
					BATRK	84.22

(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for each of the fiscal years indicated were Messrs. Malone, Wendling and Rosenthaler and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	(438,347)	7,541,531
2021	21,575,769	(3,954,951)	(3,521,474)	4,994,344	25,523,112	3,802,006	—	48,418,806
2020	47,123,063	(8,343,047)	(24,981,192)	17,748,123	(8,070,339)	18,123,375	(1,525,310)	40,074,674
Non-PEO NEOs
2022	1,935,773	(395,466)	—	396,740	(236,242)	—	(255,447)	1,445,358
2021	1,773,064	(388,774)	—	467,020	919,194	—	36,385	2,806,889
2020	2,738,499	(418,577)	(791,685)	1,111,192	(219,227)	111,625	(333,708)	2,198,120

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A, Series B and Series C Liberty SiriusXM common stock (Nasdaq: LSXMA, LSXMB, LSXMK), our Series A and Series C Liberty Formula One common stock (Nasdaq: FWONA, FWONK) and our Series A and Series C Liberty Braves common stock (Nasdaq: BATRA, BATRK) from December 31, 2019 through December 31 of each covered fiscal year.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media Index from December 31, 2019 through December 31 of each covered fiscal year.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote [Text Block]
(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for each of the fiscal years indicated were Messrs. Malone, Wendling and Rosenthaler and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

Peer Group Issuers, Footnote [Text Block]
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media Index from December 31, 2019 through December 31 of each covered fiscal year.

PEO Total Compensation Amount	$ 22,363,007	$ 21,575,769	$ 47,123,063
PEO Actually Paid Compensation Amount	$ 7,541,531	48,418,806	40,074,674
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	(438,347)	7,541,531
2021	21,575,769	(3,954,951)	(3,521,474)	4,994,344	25,523,112	3,802,006	—	48,418,806
2020	47,123,063	(8,343,047)	(24,981,192)	17,748,123	(8,070,339)	18,123,375	(1,525,310)	40,074,674
Non-PEO NEOs
2022	1,935,773	(395,466)	—	396,740	(236,242)	—	(255,447)	1,445,358
2021	1,773,064	(388,774)	—	467,020	919,194	—	36,385	2,806,889
2020	2,738,499	(418,577)	(791,685)	1,111,192	(219,227)	111,625	(333,708)	2,198,120

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,935,773	1,773,064	2,738,499
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,445,358	2,806,889	2,198,120
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2022	22,363,007	—	(7,800,250)	—	(14,301,548)	7,718,670	(438,347)	7,541,531
2021	21,575,769	(3,954,951)	(3,521,474)	4,994,344	25,523,112	3,802,006	—	48,418,806
2020	47,123,063	(8,343,047)	(24,981,192)	17,748,123	(8,070,339)	18,123,375	(1,525,310)	40,074,674
Non-PEO NEOs
2022	1,935,773	(395,466)	—	396,740	(236,242)	—	(255,447)	1,445,358
2021	1,773,064	(388,774)	—	467,020	919,194	—	36,385	2,806,889
2020	2,738,499	(418,577)	(791,685)	1,111,192	(219,227)	111,625	(333,708)	2,198,120

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and Adjusted OIBDA

Tabular List [Table Text Block]
2022 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures Revenue Adjusted OIBDA Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 81	115.71	115.31
Net Income (Loss)	$ 2,029,000,000	$ 744,000,000	$ (1,391,000,000)
Company Selected Measure Amount	3,941	3,481	2,247
PEO Name	Mr. Maffei
Total Shareholder Return Amount LSXMA	$ 81.32	$ 105.19	$ 89.35
Total Shareholder Return Amount LSXMB	80.21	105.2	88.97
Total Shareholder Return Amount LSXMK	81.28	105.63	90.38
Total Shareholder Return Amount FWONA	122.04	135.54	86.77
Total Shareholder Return Amount FWONK	130.06	137.58	92.68
Total Shareholder Return Amount BATRA	110.19	96.96	83.88
Total Shareholder Return Amount BATRK	$ 109.11	95.13	84.22
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted OIBDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,800,250)	(3,521,474)	(24,981,192)
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Prior Year That Remain Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,301,548)	25,523,112	(8,070,339)
PEO [Member] | Fair Value at Vesting Date of Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,718,670	3,802,006	18,123,375
PEO [Member] | Change In Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year And Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(438,347)		(1,525,310)
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,954,951)	(8,343,047)
PEO [Member] | Fair Value at Year End of Awards Granted During Year That Remain Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,994,344	17,748,123
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(791,685)
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Prior Year That Remain Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(236,242)	919,194	(219,227)
Non-PEO NEO [Member] | Fair Value at Vesting Date of Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			111,625
Non-PEO NEO [Member] | Change In Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year And Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(255,447)	36,385	(333,708)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(395,466)	(388,774)	(418,577)
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted During Year That Remain Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 396,740	$ 467,020	$ 1,111,192